Income Taxes - Schedule of Components of Current and Deferred Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current tax benefit (expense)	$ (11)		$ (15)		$ (686)
Deferred tax benefit (expense)	70				(2,141)
Income tax benefit (expense)	$ 59	[1],[2]	$ (15)	[1],[2]	$ (2,827)	[3],[4]

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations